PROVISIONS FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2023
Provisions For Tax Social Security Labor Civil And Environmental Risks And Judicial Deposits
Schedule of accrued amounts and judicial deposits

				Consolidated
	Accrued liabilities		Judicial deposits
	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Tax	154,626	219,196	153,715	184,687
Social security	1,609	1,567	4
Labor	366,645	375,416	288,389	297,507
Civil	778,796	851,305	24,880	25,502
Environmental	41,194	37,341	3,340	2,859
Deposit of a guarantee			21,554	23,109
	1,342,870	1,484,825	491,882	533,664

Classified:
Current	36,000	73,089
Non-current	1,306,870	1,411,736	491,882	533,664
	1,342,870	1,484,825	491,882	533,664

Schedule of changes in the provision for tax, social security, labor, civil and environmental risks

					Consolidated
					Current + Non-current
Nature	12/31/2022	Additions	Accrued charges	Net utilization of reversal	12/31/2023
Tax	219,196	7,880	15,113	(87,563)	154,626
Social security	1,567		81	(39)	1,609
Labor	375,416	38,241	47,732	(94,744)	366,645
Civil	851,305	21,747	54,150	(148,406)	778,796
Environmental	37,341	2,382	2,457	(986)	41,194
	1,484,825	70,250	119,533	(331,738)	1,342,870

Schedule of legal matters with possible risk of loss

		Consolidated
	12/31/2023	12/31/2022
Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Capital Gain for alleged sale of equity interest in subsidiary NAMISA	15,606,600	14,174,838

Notice of Violation and Imposition of Fine (AIIM) / Tax Foreclosure - RFB - IRPJ/CSLL - Disallowance of goodwill deductions generated in the reverse incorporation of Big Jump by Namisa	5,443,666	4,920,177

Notice of Violation and Imposition of Fine (AIIM) / Tax Enforcement - RFB - IRPJ/CSLL - Disallowance of prepayment interest arising from iron ore supply and port services contracts	2,124,479	2,388,423

Notice of Violation and Imposition of Fine (AIIM) / Writ of Mandamus - RFB - IRPJ/CSLL - Profits earned abroad in 2008, 2010, 2011, 2012, 2014, 2015, 2016, 2017 and 2018	5,828,921	4,104,626

Unapproved compensation - RFB - IRPJ/CSLL, PIS/COFINS and IPI	2,052,564	2,138,608

ICMS - SEFAZ/RJ - Assessment Notice - questions about sales for incentive area	1,016,381	1,255,251

Notice of Violation and Imposition of Fine (AIIM) - RFB - Disallowance of PIS/COFINS Credits for inputs and freight	1,388,918	1,238,018

CFEM – difference of understanding between CSN and ANM on the calculation basis	1,452,933	1,143,275

Notice of Infraction and Imposition of Fine (AIIM) - RFB - Collection IRRF - Business Combinations CMIN 2015	1,106,401	986,196

ICMS - SEFAZ/RJ - ICMS Credits for acquisition of Electric Energy Industrialization	1,065,918	950,469

Notice of Violation and Imposition of Fine (AIIM) - IRPJ/CSLL - Disallowance of deductions of goodwill generated in the acquisition of Cimentos Mauá	810,907	715,152

ICMS - SEFAZ/RJ - Disallowance of the ICMS credits - Transfer of iron ore	731,416	666,816

ICMS - SEFAZ/RJ - Disallowance of credits on purchases of intermediate products	445,682	623,748

Disallowance of tax loss and negative calculation base resulting from adjustments in SAPLI - RFB	741,056	663,594

Infraction and Fine Imposition Notices (AIIM) - RFB - IRPJ/CSLL - Transfer Pricing	363,043

ICMS - SEFAZ/RJ - Transfer of imported raw material for a value lower than the TECAR import document	394,865	357,006

Notice of Violation and Imposition of Fine (AIIM) / Annulment Action - RFB - IRRF - Capital gain of CFM company sellers located abroad	317,522	289,406

Other tax lawsuits (federal, state, and municipal)	6,282,247	5,579,232

Social security lawsuits	288,973	187,338

Action to discuss the balance of the construction contract – Tebas	593,716	560,638

Action related to power supply payment’s charge - Light	440,002	386,834

Action that discusses Negotiation of energy sales - COPEN - CEEE-G	201,123	193,469

Collection of defaulted amounts of contracts for the execution of the Presidente Médici Thermoelectric Power Plant - SACE - CEEE-G	205,262	192,212

Enforcement action applied by Brazilian antitrust authorities (CADE)	122,136	109,206

Other civil lawsuits	1,423,591	1,168,591

Labor and social security lawsuits	2,091,666	1,726,517

Tax Execution Traffic Ticket Volta Grande IV	137,668	122,639

ACP Landfill Márcia I	306,389	306,389

Other environmental lawsuits	667,901	539,410

	53,651,946	47,688,078